Reversals (Impairments) of tangible and intangible assets and right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2024
Reversals (Impairments) of tangible and intangible assets and right-of-use assets
Schedule of results of the sensitivity tests expressed in terms of cumulated headroom of the oil&gas CGUs over their corresponding book values under each scenario and potential pre-tax income statement impacts
	Nominal values			Values in real terms 2023
	2025	2025	2028	2030	2040	2050
Brent $/bbl	75	65	68	69	59	49
TTF natural gas price $mmBtu	13	10	9	7	6.6	6.3

Schedule of sensitivity analysis and the main underlying assumptions of each elaboration
	Value in use of the O&G CGUs Headroom vs Carrying amounts	Possible impacts on the profit and loss account	Assumption at 2050 in real terms USD 2023
	Tax-deductible CO2 charges	€ billion	Brent price	European gas price	Cost of CO2
Eni's scenario	68%		49 $/bbl	6.3 $/mmBTU	CO2 costs projections in the EU/ETS + projections of forestry costs
10% haircut of Eni's prices assumptions	51%	(0.8)			CO2 costs projections in the EU/ETS + projections of forestry costs
Eni's scenario with +1% increase in WACC	60%	(0.1)			CO2 costs projections in the EU/ETS + projections of forestry costs
IEA NZE 2050 scenario	10%	(6.2)	25 $/bbl	4 $/mmBTU	250-180$ per tonne of CO2 (*)